                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                                DATED MAY 1, 2001

         The following changes are effective in states where approved on or after September 14, 2001:

NAME

         The name of the variable life product described by this prospectus is changed to "Venture VUL Protector."

OPTIONAL EXTENDED NO-LAPSE GUARANTEE RIDER

         The Policy currently provides for a No-Lapse Guarantee with a No-Lapse Guarantee Period fixed at the lesser of (a) 20 years or (b) the number of year remaining until the life insured's age is 95, depending upon applicable state law requirements (certain states may have a shorter guarantee period). In states where approved, an optional rider may be added to the Policy that extends the no-lapse guarantee period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insured's. (The rider may be terminated at any time but cannot be reinstated once terminated.) In order for the Extended No-Lapse Guarantee to be applicable a cumulative premium test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

DECREASE IN FACE AMOUNT

          Surrender charge will be deducted during the first 10 years following either the Policy Date or the effective date of a Face Amount increase if there is a decrease in Face Amount. The surrender charge calculation is set forth in the prospectus under "Surrender Charges - Surrender Charge Calculation." The amount of the surrender charge is deducted from the Policy Value.

RIGHT TO EXAMINE THE POLICY

         During the "Right to Examine the Policy Period" described in the prospectus, premiums will be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

SUPPLEMENTARY BENEFITS

         The death benefit guarantee rider may no longer be added to a Policy.

ILLUSTRATIONS

         The cost of insurance charges have changed from those reflected in the illustrations in the May 1, 2001 prospectus. Therefore, revised illustrations reflecting the manner in which a Policy's Death benefit, Policy Value and Cash Surrender Value could vary over an extended period of time are set forth below.




                       Supplement dated September 14, 2001



VUL(20).SUPP09/2001

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND
             DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.981% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.976%, 4.965% and 10.907%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 0.991% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -0.986%, 4.955% and 10.896%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2001. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 YEAR NO LAPSE GUARANTEE

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.


                       SUPPLEMENT DATED SEPTEMBER 14, 2001



VUL(20).SUPP09/2001

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $2,260 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                  6% Hypothetical                12% Hypothetical
                             Gross Investment Return           Gross Investment Return         Gross Investment Return
                             -----------------------           -----------------------         -----------------------

    End Of  Accumulated    Policy       Cash       Death    Policy       Cash     Death     Policy        Cash       Death
    Policy     Premiums     Value   Surrender    Benefit     Value  Surrender   Benefit      Value   Surrender     Benefit
  Year (1)          (2)             Value (3)                       Value (3)                        Value (3)

         1        2,373     1,015           0    500,000     1,105          0   500,000      1,196           0     500,000
         2        4,865     2,187           0    500,000     2,437          0   500,000      2,699           0     500,000
         3        7,481     3,307           0    500,000     3,793          0   500,000      4,321         137     500,000
         4       10,228     4,342         748    500,000     5,137      1,543   500,000      6,037       2,443     500,000
         5       13,112     5,311       2,307    500,000     6,488      3,485   500,000      7,876       4,872     500,000
         6       16,141     6,240       3,828    500,000     7,873      5,461   500,000      9,878       7,465     500,000
         7       19,321     7,106       5,284    500,000     9,268      7,446   500,000     12,033      10,212     500,000
         8       22,660     7,913       6,682    500,000    10,677      9,446   500,000     14,362      13,131     500,000
         9       26,166     8,663       8,023    500,000    12,101     11,461   500,000     16,884      16,244     500,000
        10       29,847     9,374       9,325    500,000    13,561     13,512   500,000     19,638      19,589     500,000
        15       51,206    11,544      11,544    500,000    20,763     20,763   500,000     37,493      37,493     500,000
        20       78,466     9,735       9,735    500,000    25,589     25,589   500,000     62,739      62,739     500,000
        25      113,256     3,695       3,695    500,000    27,002     27,002   500,000    100,583     100,583     500,000
        30      157,659     0 (4)       0 (4)      0 (4)    23,335     23,335   500,000    160,295     160,295     500,000
        35      214,330                                     10,812     10,812   500,000    258,049     258,049     500,000
        40      286,658                                      0 (4)      0 (4)     0 (4)    425,093     425,093     500,000
        45      378,968                                                                    713,648     713,648     749,331
        50      496,783                                                                  1,187,570   1,187,570   1,246,948
        55      647,147                                                                  1,960,564   1,960,564   2,058,592
        60      839,054                                                                  3,233,892   3,233,892   3,266,231
        65    1,083,982                                                                  5,372,593   5,372,593   5,372,593

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $2,260 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES


                              0% Hypothetical               6% Hypothetical                    12% Hypothetical
                          Gross Investment Return        Gross Investment Return            Gross Investment Return
                          -----------------------        -----------------------           -----------------------

   End Of   Accumulated   Policy       Cash    Death    Policy       Cash     Death     Policy        Cash       Death
   Policy      Premiums    Value  Surrender  Benefit     Value  Surrender    Benefit     Value   Surrender     Benefit
  Year(1)           (2)           Value (3)                     Value (3)                        Value (3)

         1        2,373    1,015          0  500,000     1,105          0    500,000     1,196           0     500,000
         2        4,865    2,024          0  500,000     2,269          0    500,000     2,526           0     500,000
         3        7,481    2,963          0  500,000     3,428          0    500,000     3,935           0     500,000
         4       10,228    3,829        235  500,000     4,577        983    500,000     5,427       1,833     500,000
         5       13,112    4,614      1,611  500,000     5,705      2,702    500,000     6,999       3,996     500,000
         6       16,141    5,313      2,901  500,000     6,808      4,396    500,000     8,656       6,243     500,000
         7       19,321    5,914      4,092  500,000     7,869      6,048    500,000    10,391       8,570     500,000
         8       22,660    6,418      5,187  500,000     8,887      7,656    500,000    12,214      10,983     500,000
         9       26,166    6,813      6,173  500,000     9,846      9,206    500,000    14,118      13,478     500,000
        10       29,847    7,100      7,050  500,000    10,742     10,693    500,000    16,113      16,064     500,000
        15       51,206    7,012      7,012  500,000    14,455     14,455    500,000    28,486      28,486     500,000
        20       78,466    2,035      2,035  500,000    13,720     13,720    500,000    43,371      43,371     500,000
        25      113,256    0 (4)      0 (4)    0 (4)     2,696      2,696    500,000    58,201      58,201     500,000
        30      157,659                                  0 (4)      0 (4)      0 (4)    66,724      66,724     500,000
        35      214,330                                                                 51,570      51,570     500,000
        40      286,658                                                                  0 (4)       0 (4)       0 (4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $3,070 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                              0% Hypothetical                6% Hypothetical                 12% Hypothetical
                          Gross Investment Return         Gross Investment Return          Gross Investment Return
                          -----------------------         -----------------------          -----------------------

   End Of   Accumulated  Policy       Cash     Death    Policy       Cash    Death      Policy        Cash       Death
   Policy      Premiums   Value  Surrender   Benefit     Value  Surrender   Benefit      Value   Surrender     Benefit
  Year(1)           (2)          Value (3)                      Value (3)                        Value (3)

         1        3,224   1,756          0   501,756     1,891          0   501,891      2,027           0     502,027
         2        6,608   3,655          0   503,655     4,040          0   504,040      4,442           0     504,442
         3       10,162   5,489        845   505,489     6,244      1,601   506,244      7,065       2,421     507,065
         4       13,894   7,222      3,233   507,222     8,470      4,482   508,470      9,879       5,891     509,879
         5       17,812   8,874      5,541   508,874    10,736      7,403   510,736     12,923       9,590     512,923
         6       21,926  10,474      7,797   510,474    13,072     10,395   513,072     16,247      13,570     516,247
         7       26,246  11,996      9,974   511,996    15,453     13,432   515,453     19,854      17,832     519,854
         8       30,782  13,445     12,080   513,445    17,886     16,521   517,886     23,774      22,408     523,774
         9       35,544  14,824     14,114   514,824    20,374     19,664   520,374     28,040      27,330     528,040
        10       40,545  16,152     16,098   516,152    22,937     22,883   522,937     32,708      32,653     532,708
        15       69,558  21,512     21,512   521,512    36,752     36,752   536,752     63,951      63,951     563,951
        20      106,588  22,608     22,608   522,608    49,577     49,577   549,577    110,463     110,463     610,463
        25      153,848  19,320     19,320   519,320    60,699     60,699   560,699    181,724     181,724     681,724
        30      214,166  11,297     11,297   511,297    68,982     68,982   568,982    293,204     293,204     793,204
        35      291,148   0 (4)      0 (4)     0 (4)    71,561     71,561   571,561    468,938     468,938     968,938
        40      389,398                                 64,435     64,435   564,435    748,134     748,134   1,248,134
        45      514,793                                 39,551     39,551   539,551  1,192,604   1,192,604   1,692,604
        50      674,833                                  0 (4)      0 (4)     0 (4)  1,900,753   1,900,753   2,400,753
        55      879,089                                                              3,031,418   3,031,418   3,531,418
        60    1,139,777                                                              4,844,270   4,844,270   5,344,270
        65    1,472,488                                                              7,583,963   7,583,963   8,083,963

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                          $3,070 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical             6% Hypothetical                12% Hypothetical
                          Gross Investment Return       Gross Investment Return        Gross Investment Return
                          -----------------------       -----------------------        -----------------------

    End Of  Accumulated  Policy       Cash     Death   Policy    Cash       Death    Policy       Cash    Death
    Policy     Premiums   Value  Surrender   Benefit    Value  Surrender  Benefit     Value  Surrender  Benefit
  Year (1)          (2)           Value(3)                      Value(3)                     Value (3)

         1        3,224   1,756          0   501,756    1,891         0   501,891     2,027         0   502,027
         2        6,608   3,491          0   503,491    3,871         0   503,871     4,267         0   504,267
         3       10,162   5,143        499   505,143    5,877     1,234   505,877     6,676     2,033   506,676
         4       13,894   6,706      2,718   506,706    7,907     3,918   507,907     9,265     5,277   509,265
         5       17,812   8,174      4,841   508,174    9,949     6,616   509,949    12,041     8,708   512,041
         6       21,926   9,542      6,865   509,542   12,000     9,323   512,000    15,017    12,340   515,017
         7       26,246  10,797      8,776   510,797   14,046    12,024   514,046    18,199    16,177   518,199
         8       30,782  11,942     10,577   511,942   16,084    14,719   516,084    21,606    20,241   521,606
         9       35,544  12,964     12,254   512,964   18,101    17,391   518,101    25,247    24,537   525,247
        10       40,545  13,865     13,810   513,865   20,096    20,041   520,096    29,144    29,090   529,144
        15       69,558  16,978     16,978   516,978   30,413    30,413   530,413    54,847    54,847   554,847
        20      106,588  15,001     15,001   515,001   37,775    37,775   537,775    91,005    91,005   591,005
        25      153,848   4,332      4,332   504,332   36,920    36,920   536,920   139,314   139,314   639,314
        30      214,166   0 (4)      0 (4)     0 (4)   19,007    19,007   519,007   200,079   200,079   700,079
        35      291,148                                 0 (4)     0 (4)     0 (4)   267,447   267,447   767,447
        40      389,398                                                             324,224   324,224   824,224
        45      514,793                                                             326,485   326,485   826,485
        50      674,833                                                             196,701   196,701   696,701
        55      879,089                                                               0 (4)     0 (4)     0 (4)


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,940 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                0% Hypothetical               6% Hypothetical                 12% Hypothetical
                           Gross Investment Return        Gross Investment Return          Gross Investment Return
                           -----------------------        -----------------------          -----------------------

     End Of  Accumulated  Policy       Cash    Death    Policy       Cash     Death     Policy        Cash       Death
     Policy     Premiums   Value  Surrender  Benefit     Value  Surrender   Benefit      Value   Surrender     Benefit
   Year (1)          (2)          Value (3)                     Value (3)                        Value (3)
         1         8,337   4,171          0  500,000     4,510          0   500,000      4,850           0     500,000
         2        17,091   8,161          0  500,000     9,097        648   500,000     10,077       1,628     500,000
         3        26,282  12,152      4,748  500,000    13,953      6,549   500,000     15,915       8,512     500,000
         4        35,934  15,838      9,480  500,000    18,775     12,417   500,000     22,108      15,749     500,000
         5        46,067  19,381     14,068  500,000    23,727     18,413   500,000     28,860      23,547     500,000
         6        56,708  22,598     18,330  500,000    28,625     24,357   500,000     36,045      31,777     500,000
         7        67,880  25,491     22,268  500,000    33,469     30,247   500,000     43,713      40,490     500,000
         8        79,611  28,117     25,939  500,000    38,314     36,136   500,000     51,978      49,800     500,000
         9        91,928  30,514     29,381  500,000    43,197     42,065   500,000     60,948      59,816     500,000
        10       104,862  32,665     32,578  500,000    48,105     48,018   500,000     70,691      70,604     500,000
        15       179,900  36,985     36,985  500,000    71,111     71,111   500,000    134,405     134,405     500,000
        20       275,671  24,782     24,782  500,000    84,956     84,956   500,000    232,293     232,293     500,000
        25       397,901   0 (4)      0 (4)    0 (4)    82,460     82,460   500,000    399,900     399,900     500,000
        30       553,901                                53,080     53,080   500,000    703,860     703,860     739,053
        35       753,000                                 0 (4)      0 (4)     0 (4)  1,201,697   1,201,697   1,261,782
        40     1,007,108                                                             2,021,984   2,021,984   2,042,203
        45     1,331,420                                                             3,401,793   3,401,793   3,401,793



(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,940 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                                0% Hypothetical             6% Hypothetical              12% Hypothetical
                           Gross Investment Return       Gross Investment Return       Gross Investment Return
                           -----------------------       -----------------------       -----------------------

   End Of   Accumulated   Policy       Cash     Death   Policy       Cash    Death    Policy      Cash     Death
   Policy      Premiums    Value  Surrender   Benefit    Value  Surrender  Benefit     Value  Surrender  Benefit
  Year (1)          (2)           Value (3)                     Value (3)                     Value (3)

        1         8,337    4,171          0   500,000    4,510          0  500,000     4,850          0  500,000
        2        17,091    7,025          0   500,000    7,926          0  500,000     8,872        423  500,000
        3        26,282    9,436      2,033   500,000   11,086      3,683  500,000    12,896      5,492  500,000
        4        35,934   11,380      5,022   500,000   13,949      7,591  500,000    16,895     10,536  500,000
        5        46,067   12,805      7,492   500,000   16,444     11,131  500,000    20,812     15,499  500,000
        6        56,708   13,660      9,392   500,000   18,498     14,230  500,000    24,588     20,321  500,000
        7        67,880   13,886     10,663   500,000   20,029     16,806  500,000    28,151     24,928  500,000
        8        79,611   13,400     11,222   500,000   20,921     18,744  500,000    31,396     29,218  500,000
        9        91,928   12,100     10,968   500,000   21,039     19,907  500,000    34,192     33,060  500,000
       10       104,862    9,875      9,788   500,000   20,228     20,141  500,000    36,388     36,301  500,000
       15       179,900        0          0   500,000        0          0  500,000    35,228     35,228  500,000
       20       275,671        0          0   500,000        0          0  500,000         0          0  500,000
       25       397,901    0 (4)      0 (4)     0 (4)    0 (4)      0 (4)    0 (4)     0 (4)      0 (4)    0 (4)


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $11,575 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                6% Hypothetical                  12% Hypothetical
                          Gross Investment Return         Gross Investment Return           Gross Investment Return
                          -----------------------         -----------------------           -----------------------

End Of   Accumulated     Policy       Cash     Death    Policy        Cash     Death      Policy        Cash      Death
Policy      Premiums      Value  Surrender   Benefit     Value   Surrender   Benefit       Value   Surrender    Benefit
Year (1)         (2)             Value (3)                       Value (3)                          Value (3)

        1     12,154       7,476         0   507,476     8,013          0    508,013       8,551           0     508,551
        2     24,915      14,685     3,886   514,685    16,216      5,417    516,216      17,815       7,016     517,815
        3     38,315      21,816    12,353   521,816    24,811     15,348    524,811      28,062      18,599     528,062
        4     52,384      28,556    20,428   528,556    33,487     25,360    533,487      39,055      30,928     539,055
        5     67,157      35,071    28,279   535,071    42,413     35,622    542,413      51,041      44,249     551,041
        6     82,669      41,170    35,715   541,170    51,399     45,944    551,399      63,911      58,456     563,911
        7     98,956      46,857    42,737   546,857    60,443     56,323    560,443      77,750      73,630     577,750
        8    116,057      52,190    49,406   552,190    69,600     66,817    569,600      92,711      89,927     592,711
        9    134,014      57,212    55,764   557,212    78,913     77,466    578,913     108,946     107,498     608,946
       10    152,869      61,905    61,794   561,905    88,365     88,254    588,365     126,559     126,447     626,559
       15    262,260      78,802    78,802   578,802   137,162    137,162    637,162     242,108     242,108     742,108
       20    401,875      77,460    77,460   577,460   178,765    178,765    678,765     410,861     410,861     910,861
       25    580,063      54,633    54,633   554,633   206,088    206,088    706,088     661,509     661,509   1,161,509
       30    807,481       9,113     9,113   509,113   212,572    212,572    712,572   1,044,564   1,044,564   1,544,564
       35  1,097,730       0 (4)     0 (4)     0 (4)   182,368    182,368    682,368   1,635,305   1,635,305   2,135,305
       40  1,468,170                                    95,980     95,980    595,980   2,558,095   2,558,095   3,058,095
       45  1,940,956                                     0 (4)      0 (4)      0 (4)   3,831,835   3,831,835   4,331,835


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $11,575 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                  6% Hypothetical                 12% Hypothetical
                             Gross Investment Return          Gross Investment Return          Gross Investment Return
                             -----------------------          -----------------------          -----------------------

   End Of  Accumulated     Policy        Cash      Death     Policy       Cash     Death     Policy        Cash      Death
   Policy     Premiums      Value   Surrender    Benefit      Value  Surrender   Benefit      Value   Surrender    Benefit
 Year (1)          (2)              Value (3)                        Value (3)                        Value (3)

        1       12,154      7,476           0    507,476      8,013          0   508,013      8,551           0    508,551
        2       24,915     13,532       2,732    513,532     15,026      4,227   515,026     16,588       5,789    516,588
        3       38,315     19,058       9,594    519,058     21,894     12,431   521,894     24,983      15,520    524,983
        4       52,384     24,029      15,902    524,029     28,574     20,447   528,574     33,736      25,608    533,736
        5       67,157     28,397      21,606    528,397     34,999     28,207   534,999     42,818      36,026    542,818
        6       82,669     32,111      26,656    532,111     41,095     35,639   541,095     52,200      46,745    552,200
        7       98,956     35,120      31,001    535,120     46,783     42,664   546,783     61,845      57,726    561,845
        8      116,057     37,345      34,562    537,345     51,954     49,170   551,954     71,684      68,900    571,684
        9      134,014     38,698      37,251    538,698     56,479     55,032   556,479     81,626      80,178    581,626
       10      152,869     39,083      38,972    539,083     60,219     60,108   560,219     91,565      91,454    591,565
       15      262,260     26,555      26,555    526,555     66,451     66,451   566,451    143,703     143,703    643,703
       20      401,875          0           0    500,000     26,403     26,403   526,403    175,242     175,242    675,242
       25      580,063      0 (4)       0 (4)      0 (4)      0 (4)      0 (4)     0 (4)    135,679     135,679    635,679
       30      807,481                                                                        0 (4)       0 (4)      0 (4)


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.